Allowance for Loan Losses - Private Education Loan Portfolio Stratified by Key Credit Quality Indicators (Detail) (Private Education Loans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
School Type/FICO Scores [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
School type FICO scores traditional recorded investment	$ 36,140	$ 35,347
School type FICO scores traditional recorded investment, in percent	93.00%	92.00%
School type FICO scores non- traditional recorded investment	2,860	3,207
School type FICO scores non- traditional recorded investment, in percent	7.00%	8.00%
Total	39,000	38,554
Total in percent	100.00%	100.00%
Cosigners [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Private Education Loans with cosigner	26,321	24,907
Private Education Loans with cosigner in percent	67.00%	65.00%
Private Education Loans without cosigner	12,679	13,647
Private Education Loans without cosigner in percent	33.00%	35.00%
Total	39,000	38,554
Total in percent	100.00%	100.00%
Seasoning [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Seasoning - based on monthly scheduled payments due from 1-12 payments	5,171	7,371
Seasoning - based on monthly scheduled payments due from 13-24 payments	5,511	6,137
Seasoning - based on monthly scheduled payments due from 25-36 payments	5,506	6,037
Seasoning - based on monthly scheduled payments due from 37-48 payments	5,103	4,780
Seasoning - based on monthly scheduled payments due from more than 48 payments	11,181	8,325
Seasoning - based on monthly scheduled payments due from not yet in repayment	6,528	5,904
Total	$ 39,000	$ 38,554
Seasoning based on monthly scheduled payments due from 1-12 payments, in percent	14.00%	19.00%
Seasoning based on monthly scheduled payments due from 13 - 24 payments, in percent	14.00%	16.00%
Seasoning based on monthly scheduled payments due from 25 - 36 payments, in percent	14.00%	16.00%
Seasoning based on monthly scheduled payments due from 37 - 48 payments, in percent	13.00%	12.00%
Seasoning based on monthly scheduled payments due from more than 48 payments, in percent	29.00%	22.00%
Seasoning - based on monthly scheduled payments due from not yet in repayment, in percent	16.00%	15.00%
Total in percent	100.00%	100.00%